INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 131,042,000	$ 133,805,000
Licenses and internal developments | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(223,152,000)	(167,864,000)	$ (123,573,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1,751,000
Intangible assets	345,951,000	378,024,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	1,577,000	(822,000)
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(379,874,000)	(267,488,000)	(191,995,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1,577,000
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,571,000	3,151,000
Non-compete agreements | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,862,000)	(2,317,000)	(1,843,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	100,732,000	$ 99,030,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 0		$ 0